Liquidity - Additional Information (Details) - USD ($)		1 Months Ended	6 Months Ended		12 Months Ended
	Mar. 28, 2021	Jul. 31, 2021	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of Liquidity [Line Items]
Cash			$ 13,386,332	$ 995,985	$ 1,858,513	$ 877,421	$ 621,296
Proceeds from collaboration agreement			771,244		10,160,421
Proceeds from issuance of common stock			$ 8,489,082	$ 176,990	$ 2,579,114	$ 5,802,002
Proceeds from issuance of common stock for exercise of warrant	$ 7,500,018
Subsequent Event | Common stock warrant [Member]
Schedule of Liquidity [Line Items]
Common stock issued, shares		1,833,596
Proceeds from issuance of common stock for exercise of warrant		$ 9,186,316